Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - Majority Shareholder - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Trade receivables	$ 0	$ 0
Tax-related receivables	0	2
Trade payables	2	2
Tax-related payables	$ 0	$ 0